Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A - MXN ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	$ 1,748,029,657	$ 1,352,716,466
Certificates of Contribution, Ending Balance	$ 1,806,376,048	$ 1,748,029,657